Basis of consolidation	12 Months Ended
Dec. 31, 2019
Basis of consolidation [Abstract]
Basis of consolidation

3.     Basis of consolidation

Below are highlighted the controlled entities and investment funds included in the consolidated financial statements of Banco Santander. Similar information regarding companies accounted by the equity method by the Bank is provided in Note 11.

			Participation %
Directly and Indirectly controlled by Banco Santander (Brasil) S.A.	Activity		Consolidated
Banco Bandepe S.A. (2)	Bank		100.00%
Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)	Leasing		99.99%
Aymoré Crédito, Financiamento e Investimento S.A. (Aymoré CFI) (3) (19)	Financial		100.00%
Santander Brasil Administradora de Consórcio Ltda. (Santander Brasil Consórcio) (1)	Buying club		100.00%
Atual Serviços de Recuperação de Créditos e Meios Digitais S.A. (formerly named as Atual Companhia Securitizadora de Créditos Financeiros) (Atual) (7)(17)	Credit recovery services		100.00%
Santander Corretora de Câmbio e Valores Mobiliários S.A. (Santander CCVM) (4)	Broker		100.00%
Santander Corretora de Seguros, Investimentos e Serviços S.A. (Santander Corretora de Seguros)	Other activities		100.00%
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Getnet) (5)	Payment Institution		100.00%
Sancap Investimentos e Participações S.A. (Sancap) (6)	Holding		100.00%
Santander Brasil Establecimiento Financiero de Crédito S.A. (EFC)	Financial		100.00%
Santander Holding Imobiliária S.A. (formerly named Webcasas S.A.) (8)	Holding		100.00%
Santander Brasil Tecnologia S.A.	Technology		100.00%
Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super Pagamentos) (19)	Payment Institution		100.00%
Banco Olé Bonsucesso Consignado S.A. (Olé Consignado) (12) (19)	Bank		60.00%
Rojo Entretenimento S.A. (9)	Other Activities		94.60%
BEN Benefícios e Serviços S.A (10)	Other Activities		100.00%
Esfera Fidelidade S.A. (11)	Other Activities		100.00%

Controlled by Atual Serviços de Recuperação de Créditos e Meios Digitais S.A.
Return Capital Serviços de Recuperação de Créditos e Meios Digitais S.A. (formerly named Ipanema Empreendimentos e Participações S.A.) (16) (17)	Credit Management and Recovery Management		100.00%

Controlled by Return Capital Serviços de Recuperação de Créditos S.A. ( Previously named as Ipanema Empreendimentos e Participações)
Return Gestão de Recursos S.A. (formerly named Gestora de Investimentos Ipanema S.A.) (16)	Resource Manager	-	100.00%

Controlled by Getnet S.A.
Auttar HUT Processamento de Dados Ltda. (Auttar HUT)	Other Activities	-	100.00%
Toque Fale Serviços de Telemarketing Ltda. (Toque Fale)	Other Activities	-	100.00%

Controlled by Sancap
Santander Capitalização S.A. (Santander Capitalização)	Savings and annuities	-	100.00%
Evidence Previdência S.A. (15)	Social Securities	-	100.00%

Controlled by Aymoré CFI
Banco PSA Finance Brasil S.A.	Bank	-	50.00%
Banco Hyundai Capital Brasil S.A. (13)	Bank	-	50.00%

Controlled by Olé Consignado
Crediperto Promotora de Vendas e Cobrança Ltda. (current name of da BPV Promotora de Vendas e Cobrança Ltda.)	Other Activities	-	100.00%
Olé Tecnologia Ltda.	Other Activities	-	100.00%

Controlled by Santander Leasing
PI Distribuidora de Títulos e Valores Mobiliários S.A. (PI DTVM) (14)	Leasing		100.00%

Consolidated Investment Funds	Activity		Participation % Consolidated
Santander Fundo de Investimento Unix Multimercado Crédito Privado	Investment Fund		(a)
Santander Fundo de Investimento Diamantina Multimercado Crédito Privado de Investimento no Exterior	Investment Fund		(a)
Santander Fundo de Investimento Amazonas Multimercado Crédito Privado de Investimento no Exterior	Investment Fund		(a)
Santander Fundo de Investimento SBAC Referenciado DI Crédito Privado	Investment Fund		(a)
Santander Fundo de Investimento Guarujá Multimercado Crédito Privado de Investimento no Exterior	Investment Fund		(a)
Santander Paraty QIF PLC	Investment Fund		(a)
Santander FI Hedge Strategies Fund (Santander FI Hedge Strategies)	Investment Fund		(a)
Prime 16 - Fundo de Investimento Imobiliário (formerly named BRL V - Fundo de Investimento Imobiliário - FII)	Real Estate Investment Fund		(a)
Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL VI)	Investment Fund		(a)
Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema V - Não Padronizado (Fundo Investimento Ipanema NPL V)	Investment Fund		(a)
Santander Hermes Multimercado Crédito Privado Infraestrutura Fundo de Investimentos	Investment Fund		(a)
Fundo de Investimento em Direitos Creditórios Atacado - Não Padronizado (FIDC NRA)	Investment Fund		(a)

(a) Company over which the Bank is exposed, or has rights, to variable returns and have the ability to affect those returns through the power of decision, in accordance with IFRS 10 - Consolidated Financial Statements. Banco Santander and its subsidiaries holds 100% of the shares of these investment funds.

(1) In the EGM held on April 30, 2019, an increase in capital in the amount of R$79,537 was approved, from R$95,349 to R$174,886 divided into 174,885,602 shares, with a nominal value of R$1.00 (one real) each. In the EGM held on August 15, 2019, a capital increase was approved, based on statutory reserves, in the amount of R$64,000, from R$174,886 to R$238,886 divided into 238,885,602 shares, with a nominal value of R$1.00 (one real) each.

(2) In the EGM held on December 7, 2018, a capital increase in the amount of R$2,000,000 was approved, from R$2,787,689 to R$4,787,689, through the issue of 1,405,667 (one million , four hundred and five thousand, six hundred and sixty-seven) new registered common shares, without par value. The shareholder Banco Santander subscribed all the new shares issued and paid up the shares corresponding to 50% of the capital increase. On September 16, 2019, the remaining 50% was paid.

(3) In the EGM held on April 26, 2019, a capital increase in the amount of R$137,880 was approved, from R$726,561 to R$864,441 without the issue of new shares.

(4) In the EGM held on April 26, 2019, a capital increase in the amount of R$1,689 was approved, from R$296,000 to R$297,689 without the issue of new shares. In the EGM held on August 15, 2019, a capital increase in the amount of R$60,000 was approved, from R$297,689 to R$357,689 without the issue of new shares.

(5) On February 25, 2019, Banco Santander acquired all the shares of Getnet SA's Minority Shareholders, corresponding to 11.5% of Getnet SA's share capital, pursuant to the “Share Purchase and Sale Agreement and Other Covenants of Getnet SA, with approval by Bacen on February 18, 2019.

(6) In the EGM held on April 2, 2019, a capital increase in the amount of R$200,000 was approved, from R$347,135 to R$547,135, represented by 17,114,176,389 (seventeen billion, one hundred and fourteen million, one hundred and seventy-six six thousand three hundred and eighty-nine) registered common shares, without par value. In the EGM held on November 11, 2019, a capital increase in the amount of R$300,000 was approved, from R$547,135 to R$847,135, represented by 23,538,159,258 (twenty-three billion, five hundred and thirty-eight million, one hundred and fifty and nine thousand two hundred and fifty-eight) registered common shares, without par value.

(7) At the AGE held on January 31, 2019, a capital increase in the amount of R$100,000 was approved, through the issue of 92,174,394 (ninety-two million, one hundred and seventy-four thousand, three hundred and ninety-four) new common shares, nominative and without par value, increasing the share capital from R$270,000 to R$370,000. The shares issued due to the capital increase were fully subscribed by the shareholder Banco Santander. In the Extraordinary General Meeting held on June 25, 2019, a capital increase in the amount of R$375,000 was approved, from R$370,000 to R$745,000 through the issue of 335,240,479 (three hundred and thirty-five million, two hundred and forty thousand, four hundred and seventy-nine) new common shares, registered and without par value. In the Extraordinary General Meeting held on July 25, 2019, a capital increase in the amount of R$100,000 was approved, from R$745,000 to R$845,000 through the issue of 89,007,566 (eighty-nine million, seven thousand, five hundred and sixty-six) new common shares, registered and without par value. In the EGM held on September 25, 2019, a capital increase in the amount of R$195,000 was approved, from R$845,000 to R$1,040,000 through the issue of 171,775,899 (one hundred and seventy one million, seven hundred and seventy-five thousand, eight hundred and ninety-nine) new common shares, nominative and without par value. In the EGM held on October 23, 2019, a capital increase in the amount of R$257,000 was approved, from R$1,040,000 to R$1,297,000 through the issue of 225,715,791 (two hundred and twenty-five million, seven hundred and fifteen thousand seven hundred and ninety-one) new common shares, nominative and without par value.

(8) On May 14, 2019, Banco Santander and its wholly-owned subsidiary Santander Holding Imobiliária S.A. entered into a binding document with the partners of Summer Empreendimentos Ltda. establishing the terms of the negotiation of purchase and sale of quotas representing the total share capital of Summer Empreendimentos. The conclusion of the transaction is subject to the implementation of conditions precedent usual for this type of transaction, including prior authorization by Bacen. In the EGM held on April 18, 2019, a capital increase in the amount of R$86,000 was approved, from R$24,500 to R$110,500 through the issue of 108,271,434 (one hundred and eight million, two hundred and seventy-one thousand, four hundred and thirty-four) new common shares, registered and without par value. In the EGM held on May 30, 2019, a capital increase in the amount of R$119,162 was approved, from R$110,500 to R$229,662 through the issuance of 151,009,682 (one hundred and fifty-one million, nine thousand, six hundred and eighty and two) new common shares, nominative and without par value, at the issue price of R$0.7891 per share. In the EGM held on September 20, 2019, a capital increase in the amount of R$45,250 was approved, from R$229,662 to R$274,642 through the issuance of 57,894,063 (fifty-seven million, eight hundred and ninety-four thousand and sixty and three) new common shares, registered and without par value. In the EGM held on November 6, 2019, a capital increase in the amount of R$10,000 was approved, from R$274,642 to R$284,642 through the issue of 12,970,169 (twelve million, nine hundred and seventy thousand, one hundred and sixty-nine ) new common shares, registered and without par value.

(9) Investment transferred from non-current assets held for sale in June 2018.

(10) Company incorporated on June 11, 2018. In the EGM held on March 27, 2019, a capital increase in the amount of R$49,999 was approved, from R$45,001 to R$90,000, through the issue of 44,999,000 (forty-four million, nine hundred and ninety-nine thousand) new registered common shares, without par value. The shareholder Banco Santander subscribed all the new shares issued and paid up the shares corresponding to 100% of the capital increase.

(11) Company incorporated on August 14, 2018 and beginning its activities in November 2018.

(12) In the AGE of February 9, 2018, the shareholders of Banco Olé Consignado, approved the capital increase in the amount of R$120,000, from R$400,000 to R$520,000, through the issuance of 57,089,392 (fifty-seven million, eighty-nine thousand, three hundred and ninety-two) common shares, registered and without par value, fully subscribed and paid up by the shareholders on the date of the EGM, in proportion to their respective interest in the share capital. The capital increase was approved by Bacen on March 15, 2018.

(13) The pre-operating company BHJV Assessoria e Consultoria em Gestão Empresarial Ltda., Was incorporated on April 11, 2018 and transformed into Banco Hyundai Capital Brasil S.A. on December 13, 2018. Aymoré CFI, wholly owned subsidiary of Banco Santander , has effective operational control of the company. At the EGM held on February 19, 2019, a capital increase in the amount of R$200,000 was approved, through the issuance of 200,000,000 (two hundred million) new common shares, nominative and without par value, with the capital of R$100,000 to R$300,000. The shares issued due to the capital increase were fully subscribed by the shareholders Aymoré Financiamentos CFI in the amount of R$100,000 and Hyundai Capital Services Inc. in the amount of R$100,000.

(14) In the EGM held on May 3, 2018, the Company's shareholders approved its transformation into a securities distribution company, and the change of its corporate name to SI Distribuidora de Tulos e Valores Mobiliários S.A. The transformation process was approved by Bacen on November 21, 2018. In the EGM held on December 17, 2018, SI Distribuidora de Tulos e Valores Mobiliários S.A. approved the change of its corporate name to PI Distribuidora de Titulos e Valores Mobiliários S.A..The change process was approved by Bacen on January 22, 2019.

(15) In the EGM held on April 2, 2019, a capital increase in the amount of R$200,000 was approved, from R$250,000 to R$450,000 through the issue of 12,987,012,987 (twelve billion, nine hundred and eighty-seven million, twelve thousand, nine hundred and eighty-seven) new common shares, nominative and without par value. In the EGM held on November 11, 2019, a capital increase in the amount of R$300,000 was approved, from R$450,000 to R$750,000 through the issue of 17,241,379,310 (seventeen billion, two hundred and forty-one million, three hundred and seventy-six million nine thousand three hundred and ten) new common shares, nominative and without par value.

(16) The AGE held on July 12, 2018, approved the change of the corporate name of Ipanema Empreendimentos e Participações S.A. to Return Capital Serviços de Recuperação de Crutos S.A. The AGE held on July 12, 2018, approved the amendment to corporate name of Gestora de Investimentos Ipanema S.A. for Return Gestão de Recursos S.A. In an AGE held on November 11, 2019, the Company's capital increase in the amount of R$300,000 was approved by the issue of 17,241,379,310 (seventeen billion, two hundred and forty-one million, three hundred and seventy-nine thousand and three hundred and ten) new common shares, nominative and without par value.

(17) On November 1, 2019, Atual Serviços de Recuperação de Creditos concluded the acquisition of the shares issued by Return Capital Serviços e Recuperação de Creditos S.A. for the amount of R$17,000, previously held by minority shareholders, equivalent to 30% of the share capital of the company.

(18) In the EGM held on October 31, 2019, the partial spin-off of Integry Tecnologia e Serviços AHU Ltda. Was approved, with version of the spun-off portion of its equity to Getnet. At the EGM of December 16, 2019, the change of the company's name to Santander Merchant Platform Solutions Brasil Ltda was approved. (“SMPS Brasil”). On December 20, 2019, a purchase and sale agreement was signed for the totality of the company's shares for the amount of R$3 million by Santander Merchant Platform Solutions (Spain).

(19) On March 14, 2019, the minority shareholder of Banco Olé Bonsucesso Consignado S.A. formalized its interest in exercising the put option provided for in the Investment Agreement, signed on July 30, 2014, for the sale of its 40% stake in the share capital of Olé Consignado to Banco Santander. On December 20, 2019, the parties entered into a binding agreement for the acquisition, by Banco Santander, of all shares issued by Bosan Participações S.A. (holding company whose only asset is shares representing 40% of Banco Olé's share capital), for the amount total of R$1.6 billion, to be paid on the closing date of the Transaction. The completion of the Transaction will be subject to the signing of the definitive instruments and the implementation of certain suspensive conditions usual in this type of transaction. On October 23, 2019, Aymoré CFI had its share capital reduced, without the cancellation of shares, by transferring the common shares representing its equity interest held in Banco Olé Consignado and Super Payments to Banco Santander. On December 23, 2019, the necessary conditions for the completion of the transaction were fulfilled so that Olé Consignado and Super Payments became directly controlled by Banco Santander.

The events decribed above were implemented in order to reorganize the operations and activities of entities according to the business plan of the Conglomerate Santander, those movements have not affected the segment reporting once the companies are related to the commercial Banking segment and did not lead to a creation of a new segment.

a) Put option of equity interest in Banco Olé Consignado S.A.

On March 14, 2019, the minority shareholder of Banco Olé Bonsucesso Consignado S.A. (Olé Consignado) formalized its interest to exercise the put option right provided in the Investment Agreement, executed on July 30, 2014, to sell its 40% equity interest in the capital stock of Olé Consignado to Banco Santander (Brazil) S.A. (“Banco Santander”).

On December 20, 2019, the parties entered into a binding agreement for the acquisition, by Banco Santander, of the all the shares issued by Bosan Participações S.A. (holding company whose only asset are shares representing 40% of the capital of Banco Olé), for the total amount of R $ 1.6 billion (“Operation”), to be paid on the closing date of the Operation.

On January 30, 2020, the name of Banco Olé was changed from Banco Olé Bonsucesso Consignado S.A. to Banco Olé Cosignado S.A

Subsequent event: On January 31, 2020, Santander Brasil and the shareholders of Bosan Participações S.A.  (holding company whose single asset are the shares representing 40% of the corporate capital of Banco Olé) have entered into the definitive agreements and performed the closing acts related to the purchase and sale of all shares issued by Bosan, upon transferring Bosan's shares to Santander Brasil and the payment to the sellers of the total price of R$ 1,608,772,783.47. As a result, Santander Brasil became, directly and indirectly, the holder of all shares issued by Banco Olé.

b) Incorporation of the spun-off portion of Integry Tecnologia e Serviços A.H.U Ltda.

On October 31, 2019, the partial spin-off operation of Integry Tecnologia e Serviços AHU Ltda. (“Integry”), a wholly owned subsidiary of Getnet Adquirência e Serviços para Meios de Pagamento S.A. (“Getnet”), with version of the spun-off portion of its assets and liabilities, to Getnet was approved. The incorporation of the spun-off portion by Getnet is pending approval by the Central Bank of Brazil.

On December 20, 2019, Getnet and Santander Merchant Platform Solutions, S.L. (“SMPS Global”), company based in Spain and controlled by Banco Santander, S.A. (Santander Spain) executed a Purchase and Sale Agreement of the quotas corresponding to 100% of Integry capital stock. As a consequence, SMPS Global has become the holder of 100% of the shares representatives of the capital stock of Integry. On December 23, 2019, Integry had its corporate name changed to Santander Merchant Platform Solutions Brasil Ltda.

c) Acquisition of residual equity interest in Return Capital Serviços e Recuperação de Crédito S.A.

On November 01,2019, Atual Serviços de Recuperação de Créditos e Meios Digitais S.A. (“Atual”), wholly owned subsidiary by Banco Santander and the minority shareholders of Return Capital Serviços e Recuperação de Crédito S.A. (“Return Capital”) executed the Shares' Sale and Purchase Agreement and Other Covenants of Return Capital, in which Atual committed to acquire all of the minority shareholders' shares, corresponding to 30% of Return Capital capital stock. The acquisition was closed on November 01, 2019. As a consequence, Atual has become the holder of 100% of the shares representatives of the capital stock of Return Capital.

d) Acquisition of Residual Interest in Getnet S.A.

On December 19, 2018, Banco Santander and the Getnet S.A. Minority shareholders entered into an amendment to the Getnet S.A. Share Purchase and Sale Agreement, in which Banco Santander committed to acquire all the shares of the Minority Shareholders, corresponding to 11.5% of the share capital of Getnet SA, for the amount of R $ 1,431,000. The acquisition was approved by BACEN on February 18, 2019 and concluded on February 25, 2019, so that Banco Santander now holds 100% of the shares representing the share capital of Getnet S.A.

e) Transfer of Control of Banco Olé Bonsucesso Consignado S.A. and Super Pagamentos e Administração de Meios Eletrônicos S.A.

On October, 23 2019, Aymoré Crédito, Financiamento e Investimento S.A. (“Aymoré”) had its capital stock reduced, without cancellation of shares, through the transfer of  the common shares representing its equity held in Banco Olé Bonsucesso Consignado S.A. (“Olé”) and Super Pagamentos e Administração de Meios Eletrônicos S.A. (“Super”) to Banco Santander. On December 23, 2019 all the prior conditions for the capital stock reduction were accomplished: (i) previous authorization by Bacen; and (ii) term of opposition of the company creditors established as per art. 174 of Law 6.404/76; and, thus, Olé and Super become directly controlled by Banco Santander.

f) Acquisition of Summer Empreendimentos Ltda.

On May 14, 2019, Banco Santander (Brasil) S.A. (“Banco Santander”) and its wholly owned subsidiary Santander Holding Imobiliária S.A. (“SHI”) executed a binding agreement with the partners of Summer Empreendimentos Ltda (“Summer”) defining the negotiation terms for the purchase and sale of shares fully representing the capital of Summer. The acquisition was approved by BACEN on September 16, 2019 and closed on September 20, 2019. As a consequence SHI has become the holder of 99.999% and Banco Santander 0.001% of the shares representing the capital stock of Summer.

g) Formation of Esfera Fidelidade S.A.

On August 14, 2018, Esfera Fidelidade S.A. was incorporated, with equity fully owned by Banco Santander. Esfera Fidelidade S.A. act in the development and management of customer loyalty programs.. The company started its operation in November 2018.

h) Investment in Loop Gestão de Pátios S.A.

On June 26, 2018, Webmotors S.A., company with 70% interest indirectly owned by Banco Santander, signed an investment agreement with Allpark Empreendimentos, Participações e Serviços S.A. and Celta LA Participações S.A., in order to acquire an equity interest corresponding to 51% of the capital stock of Loop Gestão de Pátios S.A. (“Loop”), through capital increase and issuance of new shares of Loop to be fully subscribed and paid-in by Webmotors S.A.. Loop operates in the segment of commercialization and physical and virtual auction of motor vehicles. On September 25, 2018, the transaction was completed with increase of the capital stock, in the amount of R$23,900, through issuance of shares representing 51% of equity interest in Loop, which were fully subscribed and paid-in by Webmotors S.A.

i) Formation of BEN Benefícios e Serviços S.A.

On June 11, 2018, BEN Benefícios e Serviços S.A. (“Ben”), with equity fully owned by Banco Santander, was incorporated, to act in the supply and administration of meal, food, transportation, cultural and similar vouchers, via printed or electronic and magnetic cards.

j) Partnership with Hyundai Capital Services, Inc.

On April 28, 2016, Aymoré Crédito, Financiamento e Investimento S.A. (“Aymoré”) and Banco Santander executed with Hyundai Capital Services, Inc. (“Hyundai Capital”) the necessary documents for the formation of Banco Hyundai Capital Brasil S.A. (“Banco Hyundai”) and an insurance brokerage company with the purpose to provide, respectively, auto finance and financial and insurance brokerage services to clients and dealers of Hyundai in Brazil.

k.i) Banco Hyundai Capital Brasil S.A.

On April 11, 2018, the parties incorporated, with an equity interest of 50% held by Aymoré and 50% held by Hyundai Capital, a non-operational entity named BHJV Assessoria e Consultoria em Gestão Empresarial Ltda. On May 8, 2018, Aymoré  and Hyundai Capital took resolution on the conversion of BHJV Assessoria into the non-operational joint-stock corporation named Banco Hyundai Capital Brasil S.A. On December 13, 2018, the incorporation procedure of Banco Hyundai was concluded.

On February 21, 2019, the authorization to operate granted by BACEN for the functioning of Banco Hyundai was published in the Federal Official Gazette. Banco Hyundai began operations in April 2019.

k.ii) Hyundai Corretora de Seguros Ltda.

On April 30, 2019, BACEN authorized Banco Santander to hold an indirect interest in a company to be incorporated under the name Hyundai Corretora de Seguros Ltda. (“Hyundai Corretora”). Hyundai Corretora was incorporated on July 22, 2019. On September 10, 2019 the company got the  registration of the company as insurance brokerage with SUSEP. Hyundai Corretora began operations in November 2019.

l) Creation of PI Distribuidora de Títulos e Valores Mobiliários S.A.

On May 3, 2018, Santander Finance Arrendamento Mercantil S.A., an indirectly controlled subsidiary of Banco Santander, was converted into a distribution company of bonds and securities and had its corporate name changed to SI Distribuidora de Títulos e Valores Mobiliários S.A. The conversion process of approved by BACEN on November 21, 2018. On December 17, 2018, SI Distribuidora de Títulos e Valores Mobiliários S.A. had its corporate name changed to PI Distribuidora de Títulos e Valores Mobiliários S.A., being the corporate name change process approved by BACEN on January 22, 2019. The company started its operations on March 14, 2019.